Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.01875	$ 0.01875
Ordinary shares, shares authorized	[1]	150,000,000	150,000,000
Ordinary shares, shares issued	[1]	3,625,000	3,625,000
Ordinary shares, shares outstanding	[1]	3,625,000	3,625,000

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.